Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
REVENUE
OPERATING EXPENSES
Amortization	$ 57,344	$ 57,344	$ 114,689	$ 114,689	229,377	229,377
Research and development expenses	346,514	206,019	688,015	400,540	1,008,100	370,852
Selling, general and administrative expenses	306,589	237,507	613,961	477,069	1,259,096	1,771,937
TOTAL OPERATING EXPENSES	710,447	500,870	1,416,665	992,298	2,496,573	2,372,166
LOSS FROM OPERATIONS	(710,447)	(500,870)	(1,416,665)	(992,298)	(2,496,573)	(2,372,166)
OTHER EXPENSE (INCOME)
Change in fair value of derivative liabilities	(7,396,192)		(7,758,778)
Gain on settlement of debt				(51,400)	(51,400)
Other Income					(51,400)
Interest Expense	20,920		3,498,535	271	273	40,960
Interest income	(213)	(360)	(233)	(788)	(1,159)	(4)
TOTAL OTHER EXPENSE (INCOME)	(7,375,485)	(360)	(4,260,476)	(51,917)	(52,286)	40,956
NET LOSS	6,665,038	(500,510)	2,843,811	(940,381)	(2,444,287)	(2,413,122)
Deemed dividend			17,099,058	48,659	48,659	20,995
NET LOSS ATTRIBUTABLE TO COMPANY STOCKHOLDERS	$ 6,665,038	$ (500,510)	$ (14,255,247)	$ (989,040)	$ (2,492,946)	$ (2,434,117)
NET LOSS PER COMMON SHARE, BASIC AND DILUTED					$ (0.98)	$ (3.18)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC AND DILUTED					2,539,611	766,065
NET LOSS PER COMMON SHARE, BASIC	$ 1.29	$ (0.20)	$ (3.06)	$ (0.40)
NET LOSS PER COMMON SHARE, DILUTED	$ 1.29	$ (0.20)	$ (3.06)	$ (0.40)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC	5,183,724	2,520,429	4,661,183	2,497,457
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, DILUTED	5,183,724	2,520,429	4,661,183	2,497,457